PREPAID FINANCING COSTS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 3 - PREPAID DEFERRED FINANCING COSTS

On February 28, 2016, the Company entered into an agreement with Synthesis Management Limited (“Synthesis Management”) for the purpose of securing additional financing for the Company. On September 28, 2016, the Company advanced €125,000 ($133,725) to Synthesis Management, as part of the aforementioned agreement. From August 8, 2016, through December 31, 2017, the Company paid a total of €946,426 ($1,137,793) to Mr. Spyros Papadopoulos and to two funds controlled by Mr. Spyros Papadopoulos. More specifically, the Company paid directly to Mr. Spyros Papadopoulos a total of €587,293 ($706,044), to Synthesis Management a total of €178,293 ($214,344), and to Synthesis Multi-Asset Architecture SICAV-SIF a total of €180,840 ($217,406) for advisory fees for the Company’s financing. The Company and Mr. Spyros Papadopoulos are negotiating an advisory consulting agreement, but no agreement has been executed as of the date of this filing. During the year ended December 31, 2017, the Company fully expensed the costs and the balance of the prepaid financing costs as of December 31, 2017, is $0.